Capital and financial risk management - Changes in assets and liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in assets and liabilities arising from financing activities
Balance at the beginning	€ 62,276	€ 69,130
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	1,533	4,071
Repayment of borrowings	(10,106)	(13,538)
Net movement in short-term borrowings	(1,636)	3,172
Net movement in derivatives	144	261
Interest paid	(2,330)	(1,951)
Purchase of treasury shares		(1,867)
Other	(493)	(12)
Non-cash movements
Fair value movements	2,233	(1,688)
Foreign exchange	(169)	(414)
Interest costs	2,440	2,004
Lease additions	3,915	7,652
Acquisition and disposal of subsidiaries		(5,243)
Transfer of assets and liabilities held for sale	(3,479)
Other	62	699
Balance at the end	54,390	62,276
Total borrowings
Changes in assets and liabilities arising from financing activities
Balance at the beginning	66,390	70,092
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	1,533	4,071
Repayment of borrowings	(10,106)	(13,538)
Net movement in short-term borrowings	(1,636)	3,172
Interest paid	(2,531)	(2,444)
Non-cash movements
Foreign exchange	61	(44)
Interest costs	2,766	2,657
Lease additions	3,915	7,652
Acquisition and disposal of subsidiaries		(5,243)
Transfer of assets and liabilities held for sale	(3,455)
Other	50	15
Balance at the end	56,987	66,390
Derivative assets and liabilities
Changes in assets and liabilities arising from financing activities
Balance at the beginning	(4,702)	(2,954)
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Net movement in derivatives	144	261
Interest paid	272	590
Non-cash movements
Fair value movements	2,233	(1,688)
Foreign exchange	(231)	(350)
Interest costs	(395)	(561)
Lease additions		0
Transfer of assets and liabilities held for sale	(23)
Other		0
Balance at the end	(2,702)	(4,702)
Financial liabilities under put options
Changes in assets and liabilities arising from financing activities
Balance at the beginning	485	494
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(17)	(18)
Other	(493)	(12)
Non-cash movements
Interest costs	13	21
Lease additions		0
Other	12	0
Balance at the end		485
Other liabilities
Changes in assets and liabilities arising from financing activities
Balance at the beginning	103	1,498
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(54)	(79)
Purchase of treasury shares		(1,867)
Non-cash movements
Foreign exchange	1	(20)
Interest costs	56	(113)
Lease additions		0
Transfer of assets and liabilities held for sale	(1)
Other		684
Balance at the end	105	103
Discontinued Operations
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Repayment of borrowings	(1,136)	(3,037)
Interest paid	(103)	(136)
Non-cash movements
Interest costs	€ 111	€ 103